          ANNUAL REPORT
-------------------------------------------
          October 31, 1996



          Neuberger&Berman
          MUNICIPAL FUNDS -RM-



Neuberger&Berman
          MUNICIPAL MONEY FUND
Neuberger&Berman
          MUNICIPAL SECURITIES TRUST
Neuberger&Berman
          NEW YORK INSURED INTERMEDIATE FUND

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER            4

    GROWTH OF A DOLLAR
    CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Municipal Securities
 Trust                            8
New York Insured
 Intermediate Fund                9

    FINANCIAL STATEMENTS         10

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund             19
Municipal Securities
 Trust                           20
New York Insured
 Intermediate Fund               21

    REPORT OF
    INDEPENDENT AUDITORS         24

    THE PORTFOLIOS

    SCHEDULE OF
    INVESTMENTS
Municipal Money
 Portfolio                       25
Municipal Securities
 Portfolio                       36
New York Insured
 Intermediate Portfolio          40

    FINANCIAL STATEMENTS         44

    FINANCIAL HIGHLIGHTS         51

    REPORT OF
    INDEPENDENT AUDITORS         53

    OTHER INFORMATION
Directory/Officers and
 Trustees                        54

PRESIDENT'S LETTER*                                            December 13, 1996

Dear Shareholder,
  At the time of your Fund's October 1995 Annual Report, bond prices were in the midst of a strong rally, with tepid economic growth and benign inflation fostering a positive environment for fixed-income securities. After weathering a significant inflation scare this spring and summer, bonds were benefiting from similarly favorable economic conditions as the current fiscal year ended.
  The twelve months through October 31, 1996, were an unstable time for interest rates. The Federal Reserve Board (the "Fed") made adjustments to monetary policy, reducing the Federal funds rate from 5.75% to 5.25%, and lowering the Discount Rate by a quarter percentage point to 5%. The Fed's steady approach kept shorter-maturity securities in a narrow range, with three-month Treasury bills, for example, trading between about 4.9% and 5.6% over the fiscal year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  CUMULATIVE TOTAL RETURNS ON U.S. TREASURY
                 SECURITIES
                                                 3-YEAR TREASURY       30-YEAR TREASURY
                                                      NOTES                  BONDS
Nov-95                                                        1.15%                  3.15%
Dec-95                                                     2.06035%              6.048515%
Jan-96                                                    3.029923%              5.634926%
Feb-96                                                    2.174775%             -0.565844%
Mar-96                                                    1.725206%             -2.604244%
Apr-96                                                     1.42003%             -5.058618%
May-96                                                     1.47074%             -5.514336%
Jun-96                                                     2.36383%             -3.870286%
Jul-96                                                    2.670774%             -4.225966%
Aug-96                                                    2.670774%             -5.825392%
Sep-96                                                     4.11083%             -2.971901%
Oct-96                                                    5.703726%              1.112982%
Source: Salomon Brothers

  The intermediate- and long-term sectors of the bond market, however, were destabilized by conflicting signals on growth and inflation. At first, most signs pointed toward a continuation of relatively slow but steady economic growth. The correspondingly sanguine outlook for inflation nurtured steadily lower rates, with the yield on the long Treasury bond (which is the benchmark 30-year Treasury) falling from 6.34% in November to 5.95% in January. But the market's tranquility was shattered with the news that 624,000 non-farm jobs were added to the nation's payrolls in February. Further signs of above-average economic growth appeared in the form of rising commodity prices, strong consumer confidence, a 4.8% increase in second-quarter gross domestic product, and hints of labor-cost pressures. At the peak of concerns about economic overheating in July, the yield on the Treasury's 30-year bond climbed to 7.19%.
  Since August, commodity prices and the pace of economic growth have declined, and labor costs increased by just 0.6% in the third quarter. By your Fund's fiscal year end, yields on the long Treasury bond had fallen back to 6.64%, or only 0.30% above their yield in November 1995.
  Since bond prices move inversely to interest rates, the Fed's stable monetary policy and the sometimes worrisome inflation data helped short-term Treasuries outperform long-term Treasuries over the fiscal year. The stronger-than-expected economy also helped corporate issues beat Treasury debt with similar maturities, while upward pressure on long-term rates allowed mortgage-backed securities to outperform both Treasury debt and most corporate bonds. Treasury securities usually underperform corporate bonds during periods of economic growth. Your Neuberger&Berman Income Funds were in a position to benefit from these trends.
  We strive to merit your continued confidence and remain committed to seeking consistent returns in all types of market environments. A discussion of each portfolio's strategy during the 12-month period covered by the Annual Report follows.

   MUNICIPAL MONEY FUND Throughout the past fiscal year ended October 1996, short-term tax-exempt rates remained steady in the face of a more volatile market environment in the Treasury and Municipal Bond sectors. These fixed income markets had reacted negatively at the start of this year to stronger economic fundamentals which fueled inflation fears. However, the forthcoming data ultimately failed to show any signs of inflationary evidence, thereby eliminating any need for restrictive actions by the Fed. Municipal note issuance was moderate

 *Statistical sources: Federal Reserve Board; Press reports, Bloomberg Financial
  Markets, Labor Department, Commerce Department, Bureau of Labor Statistics.

and investor demand remained constant over this time frame. We look for continued interest rate stability in the tax-exempt money market area for the rest of the calendar year.
  During the six-month period ended October 31, 1996, the weighted average portfolio maturity for Municipal Money ranged from a high of 70 days to a low of 44 days. The current and effective (compounded) yields for the Fund as of October 31, 1996 were 2.84% and 2.88%, respectively. This can be translated into tax-equivalent current and effective yields of 4.70% and 4.81%, respectively, for an investor in the highest federal income tax bracket.**

   MUNICIPAL SECURITIES TRUST The last 12 months have proved to be a lackluster but volatile period for the fixed income markets, although Municipal Securities Trust outperformed Treasury issues on a relative basis. Stronger economic conditions with their inflationary concerns in the first part of the year created a difficult environment for bonds. Tax-exempt securities performed more favorably during this time, due to an increase in investor demand in the absence of event risk such as negative tax reform proposals and unpleasant credit developments. However, in this uncertain environment, our investment strategy was to maintain the weighted average portfolio maturity at a relatively steady rate. At October 31, 1996, the weighted average portfolio maturity was 6.5 years. The tax-exempt market held up well as taxable interest rates rose and municipal supply showed no signs of increasing, which should favor future stability. Recently, as inflationary pressures have failed to surface in the face of a growing economy, the markets have started to improve and the duration (a measure of the Portfolio's exposure to interest rate risk) will be adjusted in anticipation of a move to lower interest rates.

   NEW YORK INSURED INTERMEDIATE FUND Over the past year, high-quality tax-exempt securities demonstrated stability, lower volatility and favorable relative value in a difficult time for fixed income products. New York Insured Intermediate maintained the highest credit standards for 65% of its portfolio and moderate duration targets during this fiscal period.
  New York municipal issues continued to perform well relative to their taxable counterparts. In spite of slightly higher taxable interest rates, the difference in yields between higher quality and lower quality issues narrowed and municipal rates remained stable. Weighted average portfolio duration (a measure of the Portfolio's exposure to interest rate risk) has been lengthened during the second half of the fiscal year (six months ended October 31, 1996), due to a more favorable outlook for the fixed-income markets going forward.

Sincerely,
/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

**Tax-equivalent yield is the taxable yield that an investor would have had to receive in order to realize the same level after federal taxes at the highest federal tax rate, 39.6%, assuming that all of the Fund's income is exempt from federal income taxes.

  There is no assurance that Municipal Money Fund will be able to maintain a stable net asset value of $1.00 per share. The value of the Fund's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. The return on an investment in Municipal Money Fund will fluctuate. Results represent past performance and do not indicate future results.

 The composition and holdings of the Portfolios are subject to change.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Municipal Securities Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      Municipal    Lehman 7-Year
                               Securities Trust         GO Index
07/09/87                             $10,000.00       $10,000.00
10/31/87                              $9,884.76        $9,810.80
1988                                 $10,860.89       $10,847.78
1989                                 $11,572.20       $11,531.63
1990                                 $12,381.33       $12,420.57
1991                                 $13,422.20       $13,774.55
1992                                 $14,324.58       $14,872.18
1993                                 $15,942.88       $16,641.39
1994                                 $15,533.92       $16,303.44
1995                                 $17,140.65       $18,371.61
1996                                 $17,813.16       $19,245.38
Average Annual Total Return 1
                                      Municipal    Lehman 7-Year
                               Securities Trust       GO Index 2
1 Year                                   +3.92%           +4.76%
5 Year                                   +5.82%           +6.92%
Life of Fund                             +6.39%           +7.28%

   The inception date of Neuberger&Berman Municipal Securities Trust is 7/9/87.

   The tax equivalent annualized yield for Municipal Securities Trust is 6.85% for the thirty days ended 10/31/96 (based on an annualized yield of 4.14% and assuming a federal tax rate of 39.6%). A portion of the income of Municipal Securities Trust may be subject to the federal alternative minimum tax for certain investors.
   Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of Municipal Securities Trust's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the annualized and tax equivalent yields for the thirty days ended 10/31/96 would have been 3.77% and 6.24%, respectively. Absent such arrangement, the average annual total returns for the one year ended 10/31/96, for the five years ended 10/31/96, and for the period 7/9/87 to 10/31/96 would have been +3.52%, +5.43%, and +5.32%, respectively.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          New York Insured Intermediate Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       New York    Lehman 7-Year
                                Insured Intermediate Fund         GO Index
2/1/94                                         $10,000.00       $10,000.00
10/31/94                                        $9,536.34        $9,577.08
1995                                           $10,764.56       $10,791.97
1996                                           $11,150.30       $11,305.25
Average Annual Total Return 1
                                                 New York    Lehman 7-Year
                                Insured Intermediate Fund       GO Index 2
1 Year                                             +3.58%           +4.76%
Life of Fund                                       +4.04%           +4.56%

   The inception date of Neuberger&Berman New York Insured Intermediate Fund is 2/1/94.

   The tax equivalent annualized yield for New York Insured Intermediate Fund is 7.83% for the thirty days ended 10/31/96 (based on an annualized yield of 4.16% and assuming a combined federal, New York State, and New York City tax rate of 46.9%). A portion of the income of New York Insured Intermediate Fund may be subject to the federal alternative minimum tax for certain investors.
   Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse New York Insured Intermediate Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of New York Insured Intermediate Fund's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the annualized and tax equivalent yields for the thirty days ended 10/31/96 would have been 3.10% and 5.84%, respectively. Absent such arrangement, the average annual total returns for the one year ended 10/31/96 and for the period 2/1/94 to 10/31/96 would have been +2.26% and +2.92%, respectively.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Income Funds

                                                                               NEW YORK
                                                    MUNICIPAL   MUNICIPAL      INSURED
                                                      MONEY     SECURITIES   INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)              FUND        TRUST          FUND
                                                    -------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $132,723     $38,962        $9,648
      Deferred organization costs (Note A)                --          --            18
      Receivable for Trust shares sold                     8          40            --
      Receivable from administrator -- net (Note
        B)                                                --           2            10
                                                    -------------------------------------
                                                     132,731      39,004         9,676
                                                    -------------------------------------
LIABILITIES
      Dividends payable                                    4          44            12
      Payable for Trust shares redeemed                   49          --            --
      Payable to administrator (Note B)                   31          --            --
      Accrued expenses                                    48          39            29
                                                    -------------------------------------
                                                         132          83            41
                                                    -------------------------------------
NET ASSETS at value                                 $132,599     $38,921        $9,635
                                                    -------------------------------------

NET ASSETS consist of:
      Par value                                     $    133     $     4        $    1
      Paid-in capital in excess of par value         132,565      39,374         9,999
      Accumulated net realized losses on
        investment                                       (99)       (883)         (373)
      Net unrealized appreciation in value of
        investment                                        --         426             8
                                                    -------------------------------------
NET ASSETS at value                                 $132,599     $38,921        $9,635
                                                    -------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                  132,698       3,609           967
                                                    -------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                $1.00      $10.78         $9.96
                                                    -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman                             For the Year Ended October 31, 1996
----------------------------------------------------------------------
          Income Funds

                                                                               NEW YORK
                                                    MUNICIPAL   MUNICIPAL      INSURED
                                                      MONEY     SECURITIES   INTERMEDIATE
(000'S OMITTED)                                       FUND        TRUST          FUND
                                                    -------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $5,723       $2,054         $475
                                                    -------------------------------------
    Expenses:
      Administration fee (Note B)                       432          112           27
      Amortization of deferred organization and
        initial offering expenses (Note A)               --           --            8
      Auditing fees                                       8            8            8
      Custodian fees                                     10           10           10
      Legal fees                                         22           19           22
      Registration and filing fees                       26           23           --
      Shareholder reports                                33           26           20
      Shareholder servicing agent fees (Note B)          22           28            4
      Trustees' fees and expenses                        15            7            6
      Miscellaneous                                       2            2            1
      Expenses from corresponding Portfolio (Notes
        A & B)                                          584          194           94
                                                    -------------------------------------
        Total expenses                                1,154          429          200
      Deduct -- expenses reimbursed by
        administrator (Note B)                           --         (160)        (133)
                                                    -------------------------------------
        Total net expenses                            1,154          269           67
                                                    -------------------------------------
        Net investment income                         4,569        1,785          408
                                                    -------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                          2          278          (27)
    Net realized loss on financial futures
      contracts                                          --          (51)          --
    Change in net unrealized appreciation of
      investment securities                              --         (357)         (40)
    Net unrealized depreciation of financial
      futures contracts                                  --          (75)          --
                                                    -------------------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                2         (205)         (67)
                                                    -------------------------------------
        Net increase in net assets resulting from
          operations                                 $4,571       $1,580         $341
                                                    -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                  MUNICIPAL
                                                    MONEY
                                                     FUND
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1996          1995
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      4,569  $      4,904
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                             2           (25)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            --            --
                                          --------------------------
    Net increase in net assets resulting
      from operations                            4,571         4,879
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (4,569)       (4,904)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  240,030       219,086
    Proceeds from reinvestment of
      dividends                                  4,508         4,853
    Payments for shares redeemed              (272,748)     (213,408)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                       (28,210)       10,531
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (28,208)       10,506
NET ASSETS:
    Beginning of year                          160,807       150,301
                                          --------------------------
    End of year                           $    132,599  $    160,807
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                       240,030       219,086
    Issued on reinvestment of dividends          4,508         4,853
    Redeemed                                  (272,748)     (213,408)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                              (28,210)       10,531
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                                               NEW YORK
                                                  MUNICIPAL                    INSURED
                                                  SECURITIES                 INTERMEDIATE
                                                    TRUST                        FUND
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
                                              1996          1995          1996          1995
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,785  $      1,962  $        408  $        486
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           227          (677)          (27)          (95)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                          (432)        2,886           (40)          938
                                          ------------------------------------------------------
    Net increase in net assets resulting
      from operations                            1,580         4,171           341         1,329
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,785)       (1,962)         (408)         (486)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    6,414         9,877         2,594         4,195
    Proceeds from reinvestment of
      dividends                                  1,202         1,227           236           190
    Payments for shares redeemed               (12,810)      (20,106)       (4,623)       (8,459)
                                          ------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                        (5,194)       (9,002)       (1,793)       (4,074)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (5,399)       (6,793)       (1,860)       (3,231)
NET ASSETS:
    Beginning of year                           44,320        51,113        11,495        14,726
                                          ------------------------------------------------------
    End of year                           $     38,921  $     44,320  $      9,635  $     11,495
                                          ------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                           595           947           261           437
    Issued on reinvestment of dividends            111           117            24            20
    Redeemed                                    (1,189)       (1,956)         (467)         (900)
                                          ------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                                 (483)         (892)         (182)         (443)
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1996

----------------------------------------------------------------------

          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Fund ("Municipal Money"), Neuberger&Berman Municipal Securities Trust ("Municipal Securities Trust"), and Neuberger&Berman New York Insured Intermediate Fund ("New York Insured Intermediate") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at October 31, 1996). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the

   Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($73,760 and $25,578 expiring in 1997 and 2003, respectively, for Municipal Money, $281,419 and $676,750 expiring in 2002 and 2003, respectively, for Municipal Securities Trust, and $240,090, $94,248, and $38,402 expiring in 2002, 2003, and 2004, respectively, for New York Insured Intermediate, determined as of October 31, 1996), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.
   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by New York Insured Intermediate in connection with its organization are being amortized on a straight-line basis over a five-year period. At October 31, 1996, the unamortized balance of such expenses amounted to $17,909.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .27% (.25% prior to May 1, 1995) of that Fund's average daily net assets and indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides if, with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the year ended October 31, 1996, to which Municipal Money and Municipal Securities Trust were subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1996. In the future, there will be no state expense limitations applicable to any Fund.
   In addition, Management has voluntarily undertaken to reimburse Municipal Securities Trust and New York Insured Intermediate for their respective Operating Expenses which exceed, in the aggregate, .65% per annum of their respective average daily net assets. Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 1996, such excess expenses amounted to $160,411 and $133,004 for Municipal Securities Trust and New York Insured Intermediate, respectively.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Under a service agreement, which was in effect through April 30, 1995, each Fund had retained Management to provide certain shareholder, shareholder-related and other services not furnished by the shareholder servicing agent. Pursuant to the service agreement, each Fund paid Management a monthly fee at the annual rate of .02% of the average daily net assets of the Fund as compensation for such services. As of May 1, 1995, the service agreement and the administration agreement, then in effect, were combined into a single agreement with a fee of
 .27%.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from corresponding Portfolio, is less than .01% of Municipal Money and Municipal Securities Trust's average daily net assets and $2,275, which is less than .03% of New York Insured Intermediate's average daily net assets.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1996, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                    ADDITIONS     REDUCTIONS
-------------------------------------------------------------
MUNICIPAL MONEY                    $213,754,326  $247,265,595

MUNICIPAL SECURITIES TRUST            3,715,270    10,828,776

NEW YORK INSURED INTERMEDIATE         2,148,355     4,330,977

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                          Year Ended October 31,
                                          1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989    1988    1987
                                          ---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $.9994    $.9995    $.9996    $.9995    $.9989  $.9989  $.9989  $.9993  $.9995  $1.0000
                                          ---------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                  .0285     .0324     .0204     .0184     .0263   .0432   .0539   .0591   .0478    .0388
    Net Gains or Losses on Securities     (.0001)   (.0001)   (.0001)    .0001     .0006      --      --  (.0004) (.0002)  (.0005)
                                          ---------------------------------------------------------------------------------------
      Total From Investment Operations     .0284     .0323     .0203     .0185     .0269   .0432   .0539   .0587   .0476    .0383
                                          ---------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                              (.0285)   (.0324)   (.0204)   (.0184)   (.0263) (.0432) (.0539) (.0591) (.0478)  (.0388)
                                          ---------------------------------------------------------------------------------------
Net Asset Value, End of Year              $.9993    $.9994    $.9995    $.9996    $.9995  $.9989  $.9989  $.9989  $.9993  $ .9995
                                          ---------------------------------------------------------------------------------------
Total Return(2)                            +2.89%    +3.29%    +2.06%    +1.86%    +2.66%  +4.40%  +5.53%  +6.07%  +4.89%   +3.95%
                                          ---------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                            $132.6    $160.9    $150.3    $181.6    $195.6  $173.9  $190.6  $204.8  $184.5  $ 226.1
                                          ---------------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets                                  .72%      .71%      .73%      .74%      .67%    .66%    .67%    .74%    .69%     .71%
                                          ---------------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                     2.86%     3.24%     2.02%     1.85%     2.63%   4.34%   5.41%   5.91%   4.76%    3.90%
                                          ---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                      Period from
                                                                                                                        July 9,
                                                                                                                        1987(3)
                                                                 Year Ended October 31,                              to October 31,
                                     1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989    1988        1987
                                     ----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $10.83    $10.26    $11.12    $10.53    $10.39  $10.14  $10.09  $10.08  $ 9.73      $10.00
                                     ----------------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income               .47       .47       .46       .48       .54     .58     .64     .63     .59         .15
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                       (.05)      .57      (.73)      .68       .14     .25     .05     .01     .35        (.27)
                                     ----------------------------------------------------------------------------------------------
      Total From Investment
       Operations                       .42      1.04      (.27)     1.16       .68     .83     .69     .64     .94        (.12)
                                     ----------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                           (.47)     (.47)     (.46)     (.48)     (.54)   (.58)   (.64)   (.63)   (.59)       (.15)
    Distributions (from capital
     gains)                              --        --      (.12)     (.09)       --      --      --      --      --          --
    Distributions (in excess of
     capital gains)                      --        --      (.01)       --        --      --      --      --      --          --
                                     ----------------------------------------------------------------------------------------------
      Total Distributions              (.47)     (.47)     (.59)     (.57)     (.54)   (.58)   (.64)   (.63)   (.59)       (.15)
                                     ----------------------------------------------------------------------------------------------
Net Asset Value, End of Year         $10.78    $10.83    $10.26    $11.12    $10.53  $10.39  $10.14  $10.09  $10.08      $ 9.73
                                     ----------------------------------------------------------------------------------------------
Total Return(2)                       +3.92%   +10.35%    -2.57%   +11.30%    +6.72%  +8.41%  +6.99%  +6.55%  +9.88%      -1.15%(4)
                                     ----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $ 38.9    $ 44.3    $ 51.1    $105.2    $ 37.0  $ 25.5  $ 14.1  $ 10.5  $  9.8      $  6.7
                                     ----------------------------------------------------------------------------------------------
    Ratio of Expenses to Average
     Net Assets(5)                      .65%      .65%      .65%      .62%      .50%    .50%    .50%    .50%    .50%        .50%(6)
                                     ----------------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(5)          4.32%     4.45%     4.24%     4.33%     5.16%   5.61%   6.28%   6.26%   5.90%       5.29%(6)
                                     ----------------------------------------------------------------------------------------------
    Portfolio Turnover Rate(7)           --        --        --        35%       46%     10%     42%     17%     23%          0%
                                     ----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          New York Insured Intermediate Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                 Period from
                                               Year Ended    February 1, 1994(3)
                                              October 31,      to October 31,
                                              1996    1995          1994
                                             -----------------------------------
Net Asset Value, Beginning of Year           $10.01  $ 9.25        $10.00
                                             -----------------------------------
Income From Investment Operations
    Net Investment Income                       .40     .41           .29
    Net Gains or Losses on Securities (both
     realized and unrealized)                  (.05)    .76          (.75)
                                             -----------------------------------
      Total From Investment Operations          .35    1.17          (.46)
                                             -----------------------------------
Less Distributions
    Dividends (from net investment income)     (.40)   (.41)         (.29)
                                             -----------------------------------
Net Asset Value, End of Year                 $ 9.96  $10.01        $ 9.25
                                             -----------------------------------
Total Return(2)                               +3.58% +12.88%        -4.63%(4)
                                             -----------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)    $  9.6  $ 11.5        $ 14.7
                                             -----------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                  .66%    .66%          .65%(6)
                                             -----------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                     4.03%   4.24%         4.10%(6)
                                             -----------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1996

----------------------------------------------------------------------

          Income Funds
1)The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust and New York Insured Intermediate, total return would have been lower if Management had not reimbursed certain expenses.
3)The date investment operations commenced.
4)Not annualized.
5)After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                             Period from
                                                                                           July 9, 1987 to
                                               Year Ended October 31,                        October 31,
MUNICIPAL SECURITIES TRUST  1996   1995   1994   1993   1992   1991   1990   1989   1988        1987
----------------------------------------------------------------------------------------------------------
Expenses                    1.04%   .98%   .82%  1.04%  1.16%  1.38%  1.67%  2.50%  2.00%       1.50%
                            ------------------------------------------------------------------------------
Net Investment Income       3.93%  4.12%  4.07%  3.91%  4.50%  4.73%  5.11%  4.26%  4.40%       4.29%
                            ------------------------------------------------------------------------------

                                            Period from
                             Year Ended   February 1, 1994
NEW YORK INSURED            October 31,    to October 31,
INTERMEDIATE                1996   1995         1994
----------------------------------------------------------
Expenses                    1.97%  1.83%        1.53%
                            ------------------------------
Net Investment Income       2.72%  3.07%        3.22%
                            ------------------------------

6)Annualized.

7)The Fund transferred all of its investment securities into Neuberger&Berman Municipal Securities Portfolio on July 2, 1993. After that date the Fund invested only in Neuberger&Berman Municipal Securities Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included elsewhere in Neuberger&Berman Municipal Securities Portfolio's Financial Highlights.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Funds and
Shareholders of
Neuberger&Berman Municipal Money Fund
Neuberger&Berman Municipal Securities Trust and
Neuberger&Berman New York Insured Intermediate Fund

   We have audited the accompanying Statements of Assets and Liabilities of the Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman New York Insured Intermediate Fund, three of the series comprising Neuberger&Berman Income Funds (the "Trust"), as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Funds at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 2, 1996

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------
          Municipal Money Portfolio

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
                     TAX-EXEMPT
                     SECURITIES -- PRE-REFUNDED
                     BACKED BY U.S. GOVERNMENT
                     SECURITIES (2.3%)
       $2,000        Snohomish Co. (WA) Pub. Util.
                     Dist. No. 1 Generation Sys.
                     Ref. Rev., Ser. 1986 A,
                     7.375%, due 1/1/19 P/R 1/1/97     Aaa      AAA       $  2,023
        1,000        Virginia Pub. Sch. Au. Spec.
                     Oblig. Sch. Fin. Rev. (Henrico
                     Co.), Ser. 1988, 6.90%, due
                     12/1/99 P/R 12/1/96               Aaa      AAA          1,010
                                                                          --------
                                                                             3,033
                                                                          --------
                     MUNICIPAL NOTES (8.4%)
        2,500        Indiana Bond Bank Adv. Funding
                     Notes, Ser. A-2, 4.25%, due
                     1/9/97                           MIG 1    SP-1+         2,503
        1,700        Indianapolis (IN) Local Pub.
                     Imp. Bank Notes, Ser. B,
                     4.25%, due 1/9/97                         SP-1+         1,701
        1,000        University of Cincinnati (OH)
                     Gen. Receipts BANS, Ser. K1,
                     3.75%, due 3/20/97               MIG 1    SP-1+         1,002
        3,000        Tennessee Local Dev. Au. St.
                     Loan Prog. BANS, Ser. 1996 A,
                     4.00%, due 5/29/97               MIG 1    SP-1+         3,006
        3,000        Texas TRANS, 4.75%, due
                     8/29/97                          MIG 1    SP-1+         3,019
                                                                          --------
                                                                            11,231
                                                                          --------
                     TAX-EXEMPT
                     SECURITIES -- BACKED BY
                     INSURANCE (3.3%)
  AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,400        Port of Seattle (WA) Ref.
                     Rev., Ser. 1995 A, 5.50%, due
                     2/1/97                            Aaa      AAA          1,406
  FINANCIAL GUARANTY INSURANCE CO.
        2,000        Connecticut Spec. Assessment
                     Unemployment Comp. Adv. Fund
                     Rev., Ser. 1993 C, 3.90%, due
                     11/15/01 Putable 7/1/97         VMIG 1    A-1+          2,000

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       $1,000        Cook Co. (IL) G.O., Ser. 1988,
                     6.45%, due 11/1/96                Aaa      AAA       $  1,000
                                                                          --------
                                                                             4,406
                                                                          --------
                     TAX-EXEMPT SECURITIES -- OTHER
                     (9.3%)
          250        Connecticut Hsg. Fin. Au.
                     Mtge. Fin. Prog. Rev., Ser.
                     1996 A-4, 3.65%, due 11/15/22
                     Putable 4/10/97                 VMIG 1    A-1+            250
        1,500        Greater Chicago (IL) Metro.
                     Wtr. Reclamation Dist. Ref.
                     G.O., Ser. 1992, 4.50%, due
                     12/1/96                           Aa       AA           1,501
        2,000        King Co. (WA) Ltd. Tax Ref.
                     G.O., Ser. 1996 A, 5.00%, due
                     1/1/97                            Aa1      AA+          2,004
        1,000        Maricopa Co. (AZ) Phoenix
                     Union High Sch. Dist. No. 210
                     Sch. Imp. G.O., Ser. 1995 A,
                     5.75%, due 7/1/97                 Aa       AA           1,013
        2,010        Milwaukee (WI) Corp. Purp.
                     G.O., Ser. E, 5.00%, due
                     6/15/97                           Aa1      AA+          2,023
        2,000        Montgomery Co. (MD) Hsg.
                     Opportunities Comm.
                     Multifamily Hsg. Rev., Ser.
                     1995 B, 3.90%, due 11/14/96      MIG 1                  2,000
        1,500        Nashville & Davidson Co. (TN)
                     Metro. Gov't. Elec. Sys. Rev.,
                     Ser. 1992 B, 4.60%, due
                     5/15/97                           Aa       AA           1,507
        2,000        Tennessee Hsg. Dev. Agcy.
                     Homeownership Prog., Ser. Z-2,
                     4.00%, due 7/1/28 Putable
                     8/21/97                         VMIG 1                  1,999
                                                                          --------
                                                                            12,297
                                                                          --------
                     TAX-EXEMPT CASH EQUIVALENT
                     SECURITIES (11.5%)
        2,000        Becker (MN) PCR (No. States
                     Pwr. Co.-Sherburne Co.
                     Generating Sta. Unit 3 Proj.),
                     Ser. 1993 B, 3.60%, TECP due
                     2/25/97                         VMIG 1    A-1+          2,000
        1,500        Carlton (WI) PCR (Wisconsin
                     Pwr. & Lt. Co. Proj.), Ser.
                     1988, 3.65%, VRDN due 8/1/15    VMIG 1                  1,500

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
       $1,800        Gulf Coast (TX) Waste Disp.
                     Au. Solid Waste Disp. Rev.
                     (Amoco Oil Co. Proj.), Ser.
                     1995, 3.70%, VRDN due 7/1/27    VMIG 1    A-1+       $  1,800
        1,100        Lincoln Co. (WY) PCR (Exxon
                     Proj.), Ser. 1987 B, 3.65%,
                     VRDN due 7/1/17                   P-1     A-1+          1,100
          800        Minneapolis (MN) Comm. Dev.
                     Agcy. Ref. PCR (No. States
                     Pwr. Co. Proj.), Ser. 1985,
                     3.65%, VRDN due 3/1/11            P-1     A-1+            800
        3,000        Montgomery (AL) IDB Poll.
                     Ctrl. & Solid Waste Disp. Ref.
                     Rev. (Gen. Elec. Co. Proj.),
                     Ser. 1990, 3.60%, TECP due
                     12/13/96                          P-1     A-1+          3,000
        2,100        Oak Creek (WI) PCR (Wisconsin
                     Elec. Pwr. Co. Proj.), Ser.
                     1986, 3.65%, VRDN due 8/1/16      P-1                   2,100
        1,000        Parish of St. Charles (LA) PCR
                     (Shell Oil Co. Proj.), Ser.
                     1992 A, 3.70%, VRDN due
                     10/1/22                         VMIG 1    A-1+          1,000
        2,000        Texas Pub. Fin. Au. G.O.,
                     3.65%, TECP due 2/27/97           P-1     A-1+          2,000
                                                                          --------
                                                                            15,300
                                                                          --------
                     TAX-EXEMPT CASH EQUIVALENT
                     SECURITIES -- BACKED BY
                     LETTERS OF CREDIT (63.1%)
  ABN AMRO BANK N.V.
        2,000        Georgia Muni. Elec. Au. Proj.
                     One Sub. Rev., Ser. 1994 E,
                     3.65%, TECP due 2/14/97         VMIG 1    A-1+          2,000
        4,000        Phenix City (AL) IDB Env. Imp.
                     Rev. (Mead Coated Board
                     Proj.), Ser. 1988, 3.60%, TECP
                     due 2/12/97                       P-1                   4,000
          900        Prince George's Co. (MD) Ref.
                     Rev. (Frank Parsons Paper Co.,
                     Inc. Fac.), Ser. 1987, 3.50%,
                     VRDN due 1/1/13                   P-1     A-1+            900

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
  BANK OF AMERICA
       $  500        California Hlth. Fac. Au.
                     Hosp. Rev. (N.T. Enloe Mem.
                     Hosp.), Ser. 1985 A, 3.25%,
                     VRDN due 1/1/16                           A-1+       $    500
        2,500        Utah Intermountain Pwr. Agcy.
                     Ref. Rev., Ser. 1985 E, 3.60%,
                     TECP due 11/14/96               VMIG 1     A-1          2,500
  BANK OF NOVA SCOTIA
        1,500        Peninsula Ports (VA) Au. Port
                     Fac. Ref. Rev. (CSX Trans.,
                     Inc. Proj.), Ser. 1992, 3.60%,
                     TECP due 11/12/96               VMIG 1    A-1+          1,500
  BANQUE INDOSUEZ-FRANCE
          300        Brunswick & Glynn Co. (GA)
                     Dev. Au. Rev. (Jekyll Dev.
                     Assoc., L.P. Proj.), Ser.
                     1985, 3.65%, VRDN due 12/1/15   VMIG 1     A-1            300
  BAYERISCHE LANDESBANK GIROZENTRALE
        1,100        Nashville (TN) Metro. Arpt.
                     Au. Spec. Fac. Ref. Rev.
                     (Amer. Airlines, Inc. Proj.),
                     Ser. 1995 B, 3.65%, VRDN due
                     10/1/12                                   A-1+          1,100
  CANADIAN IMPERIAL BANK OF COMMERCE
        2,895        Memphis-Shelby Co. (TN) Arpt.
                     Au. Rev. (Memphis Int'l.
                     Arpt.), 3.70% & 3.75%, TECP
                     due 12/9/96 & 1/29/97             P-1     A-1+          2,895
        1,925        Rhode Island Port Au. & Econ.
                     Dev. Corp. Elec. Energy Fac.
                     Ref. Rev. (Newport Elec. Corp.
                     Proj.), Ser. 1994, 3.55%, VRDN
                     due 9/1/11                      VMIG 1    A-1+          1,925
        1,000        St. Louis (MO) Ind. Dev. Au.
                     IDR (Svc. Merchandise Co.,
                     Inc. Proj.), 3.65%, VRDN due
                     9/15/98                                   A-1+          1,000
  CHASE MANHATTAN N.A.
          900        South Carolina Jobs Econ. Dev.
                     Au. Rev. (St. Francis Hosp.
                     Proj.), Ser. 1990, 3.65%, VRDN
                     due 7/1/22                      VMIG 1                    900

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
  CITIBANK, N.A.
       $1,100        Austin Co. (TX) Ind. Dev.
                     Corp. IDR (Justin Ind., Inc.
                     Proj.), Ser. 1984, 3.60%, VRDN
                     due 12/1/14                       P-1                $  1,100
  COMMERZBANK AG
        1,100        Houston (TX) Arpt. Sys. Rev.,
                     Ser. A, 3.60%, TECP due
                     2/12/97                           P-1     A-1+          1,100
  COMMONWEALTH BANK OF AUSTRALIA
        2,000        Pendleton Co. (KY)
                     Multi-County Lease Rev.
                     (Kentucky Assoc. of Cos.
                     Leasing Trust Prog.), Ser.
                     1989, 3.65%, TECP due 2/10/97             A-1+          2,000
  CREDIT COMMERCIAL DE FRANCE
          400        Elkhart Co. (IN) Econ. Dev.
                     Rev. (Pace Amer. Inc. Proj.),
                     3.90%, VRDN due 1/1/13          VMIG 1                    400
          250        Indiana Emp. Dev. Comm. Econ.
                     Dev. Rev. (Metal Svc. & Supply
                     Inc.), 3.90%, VRDN due 1/1/13   VMIG 1                    250
          400        Indiana Emp. Dev. Comm. Econ.
                     Dev. Rev. (Mobel Proj.), Ser.
                     1988, 3.90%, VRDN due 1/1/14    VMIG 1                    400
          150        Indiana Emp. Dev. Comm. Econ.
                     Dev. Rev. (Triangle Ventures
                     Proj.), Ser. 1988, 3.90%, VRDN
                     due 1/1/14                      VMIG 1                    150
          200        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Brown Packing Co.,
                     Inc.), Ser. 1988 B, 3.90%,
                     VRDN due 4/1/99                 VMIG 1                    200
          200        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Kent Mfg. Co.
                     Proj.), Ser. 1988 A, 3.85%,
                     VRDN due 4/7/99                 VMIG 1                    200
           50        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Mar-Mac Mfg. Co.,
                     Inc. Proj.), Ser. 1988 A,
                     3.90%, VRDN due 4/7/99          VMIG 1                     50

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
       $  300        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Regal-Beloit Corp.
                     Proj.), Ser. 1987 A, 3.85%,
                     VRDN due 5/7/01                   P-1                $    300
          100        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Sudan & Delta
                     Prop.), Ser. A, 3.90%, VRDN
                     due 1/1/04                      VMIG 1                    100
          400        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Phoenix Finishing
                     Co.), Ser. B, 3.90%, VRDN due
                     4/1/04                          VMIG 1                    400
          650        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Osmose Wood
                     Preserving), Ser. B, 3.85%,
                     VRDN due 12/1/04                  P-1                     650
          350        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Edens 321
                     Partnership Proj.), Ser. 1987
                     A, 3.90%, VRDN due 11/7/07        P-1                     350
          600        South Carolina Jobs Econ. Dev.
                     Au. Rev. (Florence RHF Hsg.,
                     Inc. Proj.), Ser. 1987 A,
                     3.75%, VRDN due 11/7/07           P-1                     600
  CREDIT SUISSE
        1,200        Hubbard Co. (MN) Solid Waste
                     Disp. Rev. (Potlatch Corp.
                     Proj.), Ser. 1990, 3.65%, VRDN
                     due 8/1/14                                A-1+          1,200
          500        Montgomery Co. (TX) Ind. Dev.
                     Corp. IDR (Dal-Tile Corp.),
                     Ser. 1986 B, 3.75%, VRDN due
                     12/1/03                                   A-1+            500
          700        Salt Lake City (UT) Sub. Arpt.
                     Rev., Ser. 1994 A, 3.60%, VRDN
                     due 6/1/98                      VMIG 1    A-1+            700
        1,000        Texas Capital Hlth. Fac. Dev.
                     Corp. (Island on Lake Travis
                     Ltd. Proj.), 3.60%, VRDN due
                     12/1/16                                   A-1+          1,000
        1,000        Wake Co. (NC) Ind. Fac. &
                     Poll. Ctrl. Fin. Au. PCR
                     (Carolina Pwr. & Lt. Co.
                     Proj.), Ser. 1985 A, 3.50%,
                     VRDN due 5/1/15                           A-1+          1,000

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
       $  600        Warren (AR) Solid Waste Disp.
                     Rev. (Potlatch Corp. Proj.),
                     Ser. 1993, 3.65%, VRDN due
                     4/1/12                                    A-1+       $    600
  DEUTSCHE BANK AG
        1,000        Converse Co. (WY) Ref. PCR
                     (PacifiCorp Proj.), Ser. 1988,
                     3.45%, TECP due 12/6/96           P-1     A-1+          1,000
        1,000        New Hampshire Ind. Dev. Au.
                     PCR (Connecticut Lt. & Pwr.
                     Co. Proj.), Ser. 1986, 3.60%,
                     VRDN due 11/1/16                VMIG 1                  1,000
  DRESDNER BANK AG
        2,200        Allegheny (PA) Ind. Dev. Au.
                     PCR, 3.60%, TECP due 2/6/97       P-1     A-1+          2,200
  HARRIS TRUST & SAVINGS BANK
          900        Illinois Dev. Fin. Au. IDR
                     (Grayhill, Inc. Proj.), Ser.
                     1995 C, 3.70%, VRDN due 2/1/05            A-1+            900
        1,000        Illinois Dev. Fin. Au. IDR
                     (Overton Gear & Tool Corp.
                     Proj.), Ser. 1994, 3.70%, VRDN
                     due 10/1/08                               A-1+          1,000
  MORGAN GUARANTY TRUST CO.
          800        Grapevine (TX) IDC Rev. (Amer.
                     Airlines, Inc. Proj.), Ser.
                     1984 B-2, 3.65%, VRDN due
                     12/1/24                           P-1                     800
        3,000        North Carolina Muni. Pwr.
                     Agcy. No. 1 Catawba Elec.
                     Rev., Ser. A, 3.55%, TECP due
                     12/11/96                          P-1     A-1+          3,000(6)
          900        Port of Kalama (WA) Pub. Corp.
                     Port Fac. Rev. (ConAgra, Inc.
                     Proj.), 3.45%, VRDN due 1/1/04            A-1+            900
        1,575        Sunshine St. (FL) Gov't. Fin.
                     Comm. Rev., Ser. 1986, 3.60%,
                     TECP due 1/28/97                VMIG 1                  1,575

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
  NATIONAL WESTMINSTER BANK PLC
       $2,000        Carbon Co. (PA) IDA Res. Rec.
                     Rev. (Panther Creek Partners
                     Proj.), Ser. 1990 B, 3.65%,
                     TECP due 1/28/97                  P-1     A-1+       $  2,000
        3,200        Marion Co. (WV) Comm. Solid
                     Waste Disp. Fac. Rev. (Grant
                     Town Cogeneration Proj.), Ser.
                     1990 A-D, 3.60% & 3.65%, VRDN
                     due 10/1/17                     VMIG 1    A-1+          3,200
        1,000        Rhode Island Std. Loan Au.
                     Prog. Rev., 1st Ser. 1995,
                     3.65%, VRDN due 7/1/19                    A-1+          1,000
  NORTHERN TRUST CO.
        4,000        Illinois Hlth. Fac. Au. Rev.
                     (Rush-Presbyterian-St. Luke's
                     Med. Ctr. Oblig. Group),
                     3.60%, TECP due 2/20/97         VMIG 1    A-1+          4,000
  NORWEST BANK
          800        New Ulm (MN) Hosp. Ref. Rev.
                     (Hlth. Central Sys. Proj.),
                     Ser. 1985, 3.60%, VRDN due
                     8/1/14                                    A-1+            800
  PNC BANK N.A.
          400        Florida HFA Multi-Family Hsg.
                     Rev. (Falls of Venice Proj.),
                     Ser. 1987 E, 3.75%, VRDN due
                     12/1/11                           P-1      A-1            400
  ROYAL BANK OF CANADA
          300        Lone Star (TX) Arpt. Imp. Au.
                     Rev. (Amer. Airlines, Inc.
                     Proj.), Ser. 1984 A-2 & A-3,
                     3.65%, VRDN due 12/1/14         VMIG 1                    300
  SOCIETE GENERALE
        1,000        Burlington (KS) Ref. & Imp.
                     PCR (Kansas City Pwr. & Lt.
                     Co. Proj.), Ser. 1985 B,
                     3.65%, TECP due 11/6/96           P-1                   1,000
        1,900        Chicago (IL) O'Hare Int'l.
                     Arpt. Spec. Fac. Rev.
                     (Compagnie Nationale Air
                     France Proj.), Ser. 1990,
                     3.60%, VRDN due 5/1/18                    A-1+          1,900
        2,000        Harris Co. (TX) Hlth. Fac.
                     Dev. Corp. Hosp. Rev. (Mem.
                     Hosp. Sys. Proj.), Ser. 1994
                     B, 3.65%, TECP due 1/14/97      VMIG 1                  2,000

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
       $1,000        Illinois Toll Hwy. Au. Ref.
                     Rev., Ser. 1993 B, 3.50%, VRDN
                     due 1/1/10                      VMIG 1    A-1+       $  1,000
          100        Indianapolis (IN) Multi-Family
                     Hsg. Ref. Rev. (Canal Square
                     Proj.), Ser. 1989, 3.50%, VRDN
                     due 12/1/15                     VMIG 1                    100
  STUDENT LOAN MARKETING ASSOC.
          200        Colorado Std. Oblig. Bond Au.
                     Std. Loan Rev., Ser. 1993 A,
                     3.50%, VRDN due 7/1/99          VMIG 1    A-1+            200
          300        Nebraska Higher Ed. Loan
                     Prog., Inc. Std. Loan Prog.
                     Rev., Ser. 1985 A, 3.65%, VRDN
                     due 12/1/16                               A-1+            300
  SWISS BANK CORP.
        1,000        Beaver Co. (PA) Ind. Dev. Au.
                     PCR (Duquesne Lt. Co. Proj.),
                     3.55%, TECP due 11/20/96        VMIG 1    A-1+          1,000
        1,200        Pennsylvania Energy Dev. Au.
                     Rev. (B & W Ebensburg Proj.),
                     Ser. 1986, 3.60%, VRDN due
                     12/1/11                         VMIG 1                  1,200
        3,800        Port of Port Arthur (TX)
                     Navigation Dist. of Jefferson
                     Co. PCR (Star Enterprise
                     Proj.), Ser. 1994, 3.60%, VRDN
                     due 4/1/14                                A-1+          3,800
        1,000        West Virginia Pub. Energy Au.
                     Rev. (Morgantown Energy Assoc.
                     Proj.), Ser. 1989 A, 3.70%,
                     TECP due 12/9/96                          A-1+          1,000
  TORONTO DOMINION BANK
        1,000        Burlington (KS) Ref. & Imp.
                     PCR (Kansas City Pwr. & Lt.
                     Co. Proj.), Ser. 1985 A,
                     3.60%, TECP due 11/12/96                  A-1+          1,000
        1,000        Crossett (AR) PCR
                     (Georgia-Pacific Corp. Proj.),
                     Ser. 1984, 3.50%, VRDN due
                     10/1/07                           P-1                   1,000
          600        Langhorne (PA) St. Mary Hosp.
                     Au. Rev. (Franciscan Hlth.
                     Sys. Pooled Fin. Prog.), Ser.
                     1985 C, 3.60%, VRDN due
                     12/1/24                         VMIG 1    A-1+            600

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
       $2,000        Ohio Air Quality Dev. Au. PCR
                     (Duquesne Lt. Co. Proj.), Ser.
                     1988, 3.65%, TECP due 12/11/96            A-1+       $  2,000
        1,000        Ohio Wtr. Dev. Au. PCR
                     (Duquesne Lt. Co. Proj.), Ser.
                     1988, 3.65%, TECP due 12/11/96            A-1+          1,000
        1,100        Phenix City (AL) IDB Env. Imp.
                     Rev. (Mead Coated Board
                     Proj.), Ser. 1993 A, 3.70%,
                     VRDN due 6/1/28                           A-1+          1,100
          120        Wisconsin Hlth. Fac. Au. Rev.
                     (Franciscan Hlth. Care, Inc. -
                     Sys. Fin.), Ser. 1985 A-2,
                     3.45%, VRDN due 1/1/16          VMIG 1    A-1+            120
  UNION BANK OF SWITZERLAND
        2,000        Brazos (TX) River Au.
                     Collateralized Ref. PCR (Texas
                     Util. Elec. Co. Proj.), Ser.
                     1995 B, 3.70%, VRDN due 6/1/30  VMIG 1    A-1+          2,000
        1,705        Des Moines (IA) Commercial
                     Dev. Rev. (Capitol Ctr. III
                     Proj.), Ser. 1985, 3.55%, VRDN
                     due 12/1/15                     VMIG 1                  1,705
          150        Indiana Emp. Dev. Comm. Econ.
                     Dev. Rev. (K & F Ind., Inc.
                     Proj.), 3.90%, VRDN due 1/1/14  VMIG 1                    150
          400        New Hampshire Ind. Dev. Au.
                     PCR (Connecticut Lt. & Pwr.
                     Co. Proj.), Ser. 1988, 3.60%,
                     VRDN due 8/1/18                           A-1+            400
          300        Sabine (TX) River Au. Ref. PCR
                     (Texas Util. Elec. Co.), Ser.
                     B, 3.65%, VRDN due 6/1/30       VMIG 1    A-1+            300
  WACHOVIA BANK & TRUST CO.
        2,000        Los Angeles (CA) Reg. Arpt.
                     Imp. Corp. Lease Rev.
                     (American Airlines-Los Angeles
                     Int'l. Arpt.), Ser. D & F,
                     3.65%, VRDN due 12/1/24           P-1                   2,000
                                                                          --------
                                                                            83,720
                                                                          --------

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

     PRINCIPAL
       AMOUNT                                           RATING(2)         VALUE(3)
  (000'S OMITTED)             SECURITY(1)            MOODY'S    S&P   (000'S OMITTED)
  ----------------   ------------------------------  --------  -----  ----------------
                     TAX-EXEMPT CASH EQUIVALENT
                     SECURITIES -- BACKED BY
                     INSURANCE (1.3%)
  AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       $  400        Sayre (PA) Hlth. Care Fac. Au.
                     Hosp. Rev. (VHA of PA, Inc.
                     Cap. Asset Fin. Prog.), Ser.
                     1985 A, 3.50%, VRDN due
                     12/1/20                           Aaa      A-1       $    400
  FINANCIAL GUARANTY INSURANCE CO.
        1,100        New York City (NY) G.O., Ser.
                     1993 B, 3.65%, VRDN due
                     10/1/22                         VMIG 1    A-1+          1,100
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
          188        Clermont Co. (OH) Hosp. Fac.
                     Rev. (Mercy Hlth. Care Sys.,
                     Province of Cincinnati), Ser.
                     1985 B, 3.50%, VRDN due
                     12/1/15                         VMIG 1    A-1+            188
                                                                          --------
                                                                             1,688
                                                                          --------
                     TOTAL INVESTMENTS (99.2%)                             131,675
                     Cash, receivables and other
                     assets, less liabilities
                     (0.8%)                                                  1,048
                                                                          --------
                     TOTAL NET ASSETS (100.0%)                            $132,723
                                                                          --------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

      PRINCIPAL
        AMOUNT                                           RATING(2)        VALUE(4)
   (000'S OMITTED)              SECURITY(1)            MOODY'S   S&P   (000'S OMITTED)
  ------------------   ------------------------------  --------  ----  ---------------
                       TAX-EXEMPT
                       SECURITIES -- PRE-REFUNDED
                       BACKED BY U.S. GOVERNMENT
                       SECURITIES (5.7%)
        $1,000         Harris Co. (TX) Toll Road
                       Unlimited Tax & Sub. Lien Ref.
                       Rev., Ser. 1992 A, 6.50%, due
                       8/15/17 P/R 8/15/02               Aaa     AAA       $ 1,113
         1,000         Massachusetts Wtr. Res. Au.
                       Gen. Rev., Ser. 1992 A, 6.50%,
                       due 7/15/21 P/R 7/15/02           Aaa     AAA         1,112
                                                                           -------
                                                                             2,225
                                                                           -------
                       TAX-EXEMPT
                       SECURITIES -- BACKED BY
                       INSURANCE (26.4%)
  AMERICAN MUNICIPAL BOND ASSURANCE CORP.
         1,000         Atlanta (GA) Arpt. Fac. Ref.
                       Rev., Ser. 1996, 6.50%, due
                       1/1/06                            Aaa     AAA         1,112
         1,000         Florida Dept. of Env.
                       Protection Preservation 2000
                       Rev., Ser. 1995 A, 5.50%, due
                       7/1/07                            Aaa     AAA         1,030
         1,000         Harris Co. (TX) Toll Road Sr.
                       Lien Ref. Rev., Ser. 1994,
                       4.30%, due 8/15/00                Aaa     AAA           995
         1,000         New York City (NY) Muni.
                       Assist. Corp. Rev., Ser. D,
                       5.25%, due 7/1/02                 Aaa     AAA         1,032
  FINANCIAL GUARANTY INSURANCE CO.
         1,000         Dade Co. (FL) Wtr. & Swr. Sys.
                       Rev., Ser. 1995, 6.25%, due
                       10/1/06                           Aaa     AAA         1,105
           750         New York Dorm. Au. Rev. (State
                       Univ. Ed. Fac.), Ser. 1993 B,
                       5.20%, due 5/15/03                Aaa     AAA           773
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
         1,000         Commonwealth of Pennsylvania
                       G.O. (Ref. & Proj.), 2nd Ser.
                       1994, 5.20%, due 6/15/04          Aaa     AAA         1,025
         1,000         Connecticut Spec. Tax Oblig.
                       Ref. Rev. (Trans.
                       Infrastructure Purp.), Ser.
                       1993 A, 5.40%, due 9/1/09         Aaa     AAA         1,002

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      PRINCIPAL
        AMOUNT                                           RATING(2)        VALUE(4)
   (000'S OMITTED)              SECURITY(1)            MOODY'S   S&P   (000'S OMITTED)
  ------------------   ------------------------------  --------  ----  ---------------
        $1,000         Nebraska Inv. Fin. Au. Hosp.
                       Rev. (Nebraska Methodist Hlth.
                       Sys., Inc.), Ser. 1991, 7.00%,
                       due 3/1/06                        Aaa     AAA       $ 1,104
         1,000         Puerto Rico Elec. Pwr. Au.
                       Ref. Rev., Ser. W, 6.50%, due
                       7/1/05                            Aaa     AAA         1,124
                                                                           -------
                                                                            10,302
                                                                           -------
                       TAX-EXEMPT SECURITIES -- OTHER
                       (62.7%)
         1,000         Baltimore Co. (MD) Metro.
                       Dist. G.O., 64th Issue, 4.25%,
                       due 8/1/02                        Aaa     AAA           978
         1,060         Brownwood (TX) Independent
                       Sch. Dist. Unlimited Tax Sch.
                       Bldg. & Ref. G.O. (Brown Co.,
                       Texas), Ser. 1994, Zero
                       Coupon, Yielding 5.90% &
                       6.10%, due 2/15/02 & 2/15/04      Aaa                   776
         1,000         California Ed. Fac. Au. Rev.
                       (Univ. of So. Cal. Proj.),
                       Ser. 1989 B, 6.80%, due
                       10/1/99                           Aa3      AA         1,073
           750         Cincinnati (OH) Std. Loan
                       Funding Corp. Ref. Rev., Ser.
                       1992 C, 6.10%, due 7/1/02         Aaa                   793
         1,000         Commonwealth of Massachusetts
                       Ref. G.O., Ser. 1995 A, 6.25%,
                       due 7/1/04                        A1       A+         1,087
         2,000         Georgia G.O., Ser. 1994 D &
                       1995 C, 6.80% & 7.25%, due
                       8/1/00 & 7/1/04                   Aaa     AA+         2,246
         1,970         Honolulu (HI) City & Co. G.O.,
                       Ser. 74, Zero Coupon, Yielding
                       5.95%, due 1/1/13                 Aa                    782
         1,500         Maryland Comm. Dev. Admin.
                       Dept. of Hsg. & Comm. Dev.
                       Rev. (Single Family Prog.),
                       3rd Ser. 1993, 5.15%, due
                       4/1/08                            Aa                  1,504
         1,000         Maryland St. & Local Fac. Loan
                       G.O., 2nd Ser. 1989 T, 6.40%,
                       due 7/15/98                       Aaa     AAA         1,042
         1,300         Maryland Wtr. Quality Fin.
                       Admin. Ref. Rev. (Revolving
                       Loan Fund), Ser. 1995 A,
                       5.50%, due 9/1/11                 Aa       AA         1,309
         1,000         Mecklenburg Co. (NC) Pub. Imp.
                       G.O., Ser. 1994, 5.50%, due
                       4/1/12                            Aaa     AAA         1,013

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      PRINCIPAL
        AMOUNT                                           RATING(2)        VALUE(4)
   (000'S OMITTED)              SECURITY(1)            MOODY'S   S&P   (000'S OMITTED)
  ------------------   ------------------------------  --------  ----  ---------------
        $1,000         Minnesota Ref. G.O., 5.20%,
                       due 8/1/00                        Aaa     AA+       $ 1,030
           205         Mississippi Higher Ed. Assist.
                       Corp. Std. Loan Sub. Rev.,
                       Ser. 1993 C, 6.05%, due 9/1/07     A                    209
           500         New Jersey Bldg. Au. St. Bldg.
                       Rev., Ser. 1994, 5.00%, due
                       6/15/11                           Aa      AA-           474
           750         New York City (NY) IDA Spec.
                       Fac. Rev. (Term. One Group
                       Assoc., L.P. Proj.), Ser.
                       1994, 6.00%, due 1/1/15            A       A            747
         1,000         New York Dorm. Au. Rev.
                       (Columbia Univ.), Ser. 1994 A,
                       4.00%, due 7/1/00                 Aaa     AA+           984
         1,000         Omaha (NE) Pub. Pwr. Dist.
                       Elec. Sys. Rev., Ser. 1993 E,
                       4.60%, due 2/1/06                 Aa       AA           970
           500         Omaha (NE) Var. Purp. G.O.,
                       Ser. 1990, 7.00%, due 5/1/99      Aaa     AAA           534
           500         Phoenix (AZ) Wtr. Sys. Ref.
                       Rev., Ser. 1993, 4.95%, due
                       7/1/03                            Aa       AA           506
         1,000         Platte River (CO) Pwr. Au.
                       Rev., Ser. AA, 6.60%, due
                       6/1/02                            Aa       A+         1,035
         1,000         Port of Portland (OR) Ref.
                       G.O., Ser. 1993 A, 4.50%, due
                       3/1/05                            Aa      AA+           966
         1,000         Seattle (WA) Muni. Lt. & Pwr.
                       Ref. Rev., Ser. 1993, 4.90%,
                       due 11/1/03                       Aa       AA         1,006
         2,000         South Carolina Cap. Imp.
                       Unlimited Tax G.O., Ser. 1995
                       A, 5.00%, due 3/1/02              Aaa     AAA         2,049
           230         Utah Hsg. Fin. Agcy. Single
                       Family Mtge. Purchase Ref.
                       Rev., Ser. 1993 A, 5.40%, due
                       7/1/03                            Aaa                   235
         1,000         Washington Motor Vehicle Fuel
                       Tax G.O., Ser. 1995 D, 6.50%,
                       due 9/1/01                        Aa       AA         1,085
                                                                           -------
                                                                            24,433
                                                                           -------

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      PRINCIPAL
        AMOUNT                                           RATING(2)        VALUE(4)
   (000'S OMITTED)              SECURITY(1)            MOODY'S   S&P   (000'S OMITTED)
  ------------------   ------------------------------  --------  ----  ---------------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       LETTERS OF CREDIT (3.9%)
  CHASE MANHATTAN N.A.
        $  300         South Carolina Jobs Econ. Dev.
                       Au. Rev. (St. Francis Hosp.
                       Proj.), Ser. 1990, 3.65%, VRDN
                       due 7/1/22                      VMIG 1              $   300
  ROYAL BANK OF CANADA
           100         Lone Star (TX) Arpt. Imp. Au.
                       Rev. (Amer. Airlines, Inc.
                       Proj.), Ser. 1984 B-1, 3.65%,
                       VRDN due 12/1/14                VMIG 1                  100
  SOCIETE GENERALE
         1,100         Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Term. Fac. Rev.
                       (Los Angeles Int'l. Arpt.),
                       3.70%, VRDN due 12/1/25                   A-1+        1,100
                                                                           -------
                                                                             1,500
                                                                           -------
                       TOTAL INVESTMENTS (98.7%)
                       (COST $37,959)                                       38,460(5)
                       Cash, receivables and other
                       assets, less liabilities
                       (1.3%)                                                  502
                                                                           -------
                       TOTAL NET ASSETS (100.0%)                           $38,962
                                                                           -------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          New York Insured Intermediate Portfolio

   PRINCIPAL                                                         VALUE(4)
     AMOUNT                                          RATING(2)        (000'S
(000'S OMITTED)             SECURITY(1)            MOODY'S  S&P      OMITTED)
----------------   ------------------------------  -------  ----  --------------
                   TAX-EXEMPT
                   SECURITIES -- PRE-REFUNDED
                   BACKED BY U.S. GOVERNMENT
                   SECURITIES (2.2%)
      $185         New York Local Gov't. Assist.
                   Corp., Ser. 1991 A, 7.00%, due
                   4/1/16 P/R 4/1/01                Aaa     AAA       $  207
                                                                      ------
                   TAX-EXEMPT
                   SECURITIES -- BACKED BY
                   INSURANCE (74.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       200         Battery Park City Au. (NY) Jr.
                   Rev., Ser. 1996 A, 5.20%, due
                   11/1/06                          Aaa     AAA          203
       300         Canandaigua (NY) Sch. Dist.
                   Ref. G.O., 5.125%, due 6/1/06    Aaa     AAA          304
       200         New York City (NY) Jr. Sub.
                   Rev. (Ed. Construction Fund),
                   Ser. 1996, 5.10%, due 4/1/06     Aaa     AAA          201
       275         William Floyd (NY) Union Free
                   Sch. Dist. (The
                   Mastics-Moriches-Shirley),
                   Ser. 1993, 4.80%, due 12/1/03    Aaa     AAA          276
FINANCIAL GUARANTY INSURANCE CO.
       455         Babylon (NY) Waste Fac. G.O.,
                   Ser. 1993, 4.40%, due 8/1/03     Aaa     AAA          445
       150         Buffalo (NY) Swr. Au. Swr.
                   Sys. Rev., Ser. G, 5.00%, due
                   7/1/03                           Aaa     AAA          153
       200         Chautauqua Co. (NY) Var. Purp.
                   G.O., Ser. 1991, 6.40%, due
                   9/15/04                          Aaa     AAA          222
       250         Cheektowaga (NY) Central Sch.
                   Dist. G.O., 5.60%, due 6/1/03    Aaa     AAA          263
       250         Nassau Co. (NY) Gen. Imp.
                   G.O., Ser. R, 5.125%, due
                   11/1/05                          Aaa     AAA          254
       300         New York City (NY) Muni.
                   Assist. Corp., Ser. 1991 A,
                   6.60%, due 7/1/01                Aaa     AAA          326
       100         North Hempstead (NY) Pub. Imp.
                   G.O., Ser. 1993 C, 4.90%, due
                   8/1/03                           Aaa     AAA          101
       450         North Hempstead (NY) Ref.
                   G.O., Ser. 1992 B, 5.90%, due
                   4/1/04                           Aaa     AAA          482

                                                                October 31, 1996
--------------------------------------------------------------------------------

          New York Insured Intermediate Portfolio (Cont'd)

   PRINCIPAL                                                         VALUE(4)
     AMOUNT                                          RATING(2)        (000'S
(000'S OMITTED)             SECURITY(1)            MOODY'S  S&P      OMITTED)
----------------   ------------------------------  -------  ----  --------------
      $470         Triborough Bridge & Tunnel Au.
                   (NY) Spec. Oblig. Rev., Ser.
                   1992, 5.80%, due 1/1/02          Aaa     AAA       $  497
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       100         Broome Co. (NY) Cert. of
                   Participation (Pub. Safety
                   Fac.), Ser. 1994, 4.50%, due
                   4/1/01                           Aaa     AAA          100
       485         Buffalo (NY) Sch. G.O., Ser.
                   1994 B, 5.05%, due 2/1/04 &
                   2/1/05                           Aaa     AAA          491
       390         Eldred (NY) Central Sch. Dist.
                   G.O., Ser. 1994, 4.50%, due
                   12/15/05                         Aaa     AAA          379
       250         New York Cert. of
                   Participation (City Univ. of
                   NY, John Jay College of
                   Criminal Justice Ref. Proj.),
                   4.90%, due 8/15/07               Aaa     AAA          243
       200         New York City (NY) Cultural
                   Res. Rev. (New York Botanical
                   Garden), Ser. 1996, 6.00%, due
                   7/1/05                           Aaa     AAA          215
       300         New York Dorm. Au. Rev. (Leake
                   & Watts Svcs., Inc.), Ser.
                   1994, 5.10%, due 7/1/02          Aaa     AAA          308
       200         New York Metro. Trans. Au.
                   Dedicated Tax Fund Rev., Ser.
                   A, 6.00%, due 4/1/05             Aaa     AAA          216
       300         New York Thruway Au. (Local
                   Hwy. & Bridge Svc. Contract),
                   Ser. 1995 A, 5.125%, due
                   1/1/06                           Aaa     AAA          302
       415         Oyster Bay (NY) Pub. Imp. Ref.
                   G.O., Ser. 1993, 5.40%, due
                   2/15/03                          Aaa     AAA          432
       270         Puerto Rico Elec. Pwr. Au.
                   Pwr. Ref. Rev., Ser. W, 5.00%,
                   due 7/1/04                       Aaa     AAA          275
       190         Syracuse (NY) G.O., Ser. A,
                   6.10%, due 6/15/99               Aaa     AAA          199
       300         Warren Co. (NY) Pub. Imp.
                   G.O., Ser. 1993 A, 4.40%, due
                   11/15/07                         Aaa     AAA          280
                                                                      ------
                                                                       7,167
                                                                      ------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------

          New York Insured Intermediate Portfolio (Cont'd)

   PRINCIPAL                                                         VALUE(4)
     AMOUNT                                          RATING(2)        (000'S
(000'S OMITTED)             SECURITY(1)            MOODY'S  S&P      OMITTED)
----------------   ------------------------------  -------  ----  --------------
                   TAX-EXEMPT SECURITIES -- OTHER
                   (19.0%)
      $200         New York Dorm. Au. Rev.
                   (Vassar College), Ser. 1995,
                   4.875%, due 7/1/07                Aa      AA       $  198
       300         New York Pwr. Au. Gen. Purp.
                   Ref. Rev., Ser. W, 6.70%, due
                   1/1/04                            Aa     AA-          334
       500         New York Thruway Au. (Local
                   Hwy. & Bridge Svc. Contract),
                   Ser. 1991, 7.00%, due 1/1/03     Baa1    BBB          539
       500         New York Urban Dev. Corp.
                   Proj. Rev. (Columbia Univ.
                   Ctr. for Computers,
                   Microelectronics &
                   Telecommunications Grant),
                   Ser. 1994, 4.75% & 4.875%, due
                   1/1/02 & 1/1/03                  Baa1    BBB          492
       250         Puerto Rico Pub. Bldg. Au.
                   Ref. Rev., Ser. J, 6.50%, due
                   7/1/03                           Baa1     A           273
                                                                      ------
                                                                       1,836
                                                                      ------
                   TAX-EXEMPT CASH EQUIVALENT
                   SECURITIES -- BACKED BY
                   LETTERS OF CREDIT (3.1%)
MORGAN GUARANTY TRUST CO.
       200         New York City (NY) G.O., Ser.
                   1994 B, Subser. B-2 & B-3,
                   3.65%, VRDN due 8/15/17 &
                   8/15/19                         VMIG 1   A-1+         200
UNION BANK OF SWITZERLAND
       100         Babylon (NY) IDA Res. Rec.
                   Rev., Ser. 1989, 3.65%, VRDN
                   due 12/1/24                              A-1+         100
                                                                      ------
                                                                         300
                                                                      ------
                   TOTAL INVESTMENTS (98.6%)
                   (COST $9,502)                                       9,510(5)
                   Cash, receivables and other
                   assets, less liabilities
                   (1.4%)                                                138
                                                                      ------
                   TOTAL NET ASSETS (100.0%)                          $9,648
                                                                      ------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1996

----------------------------------------------------------------------

          Income Managers Trust
1)Municipal securities held by Neuberger&Berman Municipal Money Portfolio, Neuberger&Berman Municipal Securities Portfolio, and Neuberger&Berman New
  York Insured Intermediate Portfolio are within the two, three, and four highest rating categories, respectively, assigned by Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the trustees of Income Managers Trust. Approximately 71%, 38%, and 81% of the municipal securities held by Neuberger&Berman Municipal Money Portfolio, Neuberger&Berman Municipal Securities Portfolio, and Neuberger&Berman New York Insured Intermediate Portfolio, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2)Credit ratings are unaudited.
3)Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
4)Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
5)At October 31, 1996, selected Portfolio information on a Federal income tax basis was as follows:

                                                          GROSS           GROSS
                                                       UNREALIZED      UNREALIZED    NET UNREALIZED
NEUBERGER&BERMAN                          COST        APPRECIATION    DEPRECIATION    APPRECIATION
----------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES PORTFOLIO       $   37,959,000  $     595,000    $    94,000    $     501,000
NEW YORK INSURED INTERMEDIATE
PORTFOLIO                                 9,502,000         68,000         60,000            8,000

6)Union Bank of Switzerland has also issued a letter of credit for this security.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

                                                                                    NEW YORK
                                                      MUNICIPAL      MUNICIPAL       INSURED
                                                        MONEY       SECURITIES    INTERMEDIATE
(000'S OMITTED)                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    -------------------------------------------
ASSETS
      Investments in securities, at value* (Note
        A) -- see Schedule of Investments           $    131,675   $    38,460    $   9,510
      Cash                                                    66            38           16
      Deferred organization costs (Note A)                     5             2            8
      Interest receivable                                    952           508          143
      Prepaid expenses and other assets                        4             2           --
      Receivable for securities sold                         100            --           --
                                                    -------------------------------------------
                                                         132,802        39,010        9,677
                                                    -------------------------------------------
LIABILITIES
      Payable for variation margin (Note A)                   --            10           --
      Payable to investment manager (Note B)                  29             8            2
      Accrued expenses                                        50            30           27
                                                    -------------------------------------------
                                                              79            48           29
                                                    -------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    132,723   $    38,962    $   9,648
                                                    -------------------------------------------

NET ASSETS consist of:
      Paid-in capital                               $    132,723   $    38,536    $   9,640
      Net unrealized appreciation in value of
        investment securities and financial
        futures contracts                                     --           426            8
                                                    -------------------------------------------
NET ASSETS                                          $    132,723   $    38,962    $   9,648
                                                    -------------------------------------------
*Cost of investments                                $    131,675   $    37,959    $   9,502
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

                                                                               NEW YORK
                                                    MUNICIPAL   MUNICIPAL      INSURED
                                                      MONEY     SECURITIES   INTERMEDIATE
(000'S OMITTED)                                     PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                    -------------------------------------
INVESTMENT INCOME
    Interest income                                  $5,723       $2,054         $475
                                                    -------------------------------------
    Expenses:
      Investment management fee (Note B)                400          104           25
      Accounting fees                                    10           10           10
      Amortization of deferred organization and
        initial offering expenses (Note A)                3            1            3
      Auditing fees                                      30           22           22
      Custodian fees (Note B)                           107           36           15
      Insurance expense                                   4            1           --
      Legal fees                                         15           12           13
      Trustees' fees and expenses                        15            8            6
                                                    -------------------------------------
        Total expenses                                  584          194           94
                                                    -------------------------------------
        Net investment income                         5,139        1,860          381
                                                    -------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                     2          278          (27)
    Net realized loss on financial futures
      contracts (Note A)                                 --          (51)          --
    Change in net unrealized appreciation of
      investment securities                              --         (357)         (40)
    Net unrealized depreciation of financial
      futures contracts (Note A)                         --          (75)          --
                                                    -------------------------------------
        Net gain (loss) on investments                    2         (205)         (67)
                                                    -------------------------------------
        Net increase in net assets resulting from
          operations                                 $5,141       $1,655         $314
                                                    -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  MUNICIPAL
                                                    MONEY
                                                  PORTFOLIO
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1996          1995
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      5,139  $      5,418
    Net realized gain (loss) on
      investments                                    2           (25)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --            --
                                          --------------------------
    Net increase in net assets resulting
      from operations                            5,141         5,393
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  213,754       195,151
    Reductions                                (247,266)     (189,913)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       (33,512)        5,238
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (28,371)       10,631
NET ASSETS:
    Beginning of year                          161,094       150,463
                                          --------------------------
    End of year                           $    132,723  $    161,094
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                                               NEW YORK
                                                  MUNICIPAL                    INSURED
                                                  SECURITIES                 INTERMEDIATE
                                                  PORTFOLIO                   PORTFOLIO
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
                                              1996          1995          1996          1995
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,860  $      2,045  $        381  $        463
    Net realized gain (loss) on
      investments                                  227          (677)          (27)          (95)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                 (432)        2,886           (40)          938
                                          ------------------------------------------------------
    Net increase in net assets resulting
      from operations                            1,655         4,254           314         1,306
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    3,715         6,875         2,148         3,851
    Reductions                                 (10,828)      (18,071)       (4,331)       (8,400)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        (7,113)      (11,196)       (2,183)       (4,549)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (5,458)       (6,942)       (1,869)       (3,243)
NET ASSETS:
    Beginning of year                           44,420        51,362        11,517        14,760
                                          ------------------------------------------------------
    End of year                           $     38,962  $     44,420  $      9,648  $     11,517
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1996

----------------------------------------------------------------------

          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Portfolio ("Municipal Money"), Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities"), and Neuberger&Berman New York Insured Intermediate Portfolio ("New York Insured Intermediate") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1996, the unamortized balance of such expenses amounted to $4,912, $1,736, and $7,630 for Municipal Money, Municipal Securities, and New York Insured Intermediate, respectively.
6) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

7) FINANCIAL FUTURES CONTRACTS: Municipal Securities and New York Insured Intermediate may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      At October 31, 1996, open positions in financial futures contracts for Municipal Securities were as follows:

                                                                       UNREALIZED
EXPIRATION     OPEN CONTRACTS                               POSITION   DEPRECIATION
---------------------------------------------------------------------
December 1996  25 U.S. Treasury Bonds, 20 Year              Short        $  75,000

   At October 31, 1996, Municipal Securities had deposited $75,000 par value of Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04 in a segregated account to cover margin requirements on open financial futures contracts.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of Municipal Money and Municipal Securities' average daily net assets and $2,275, which is less than .03% of New York Insured Intermediate's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1996, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) as follows:

                                                           PURCHASES     SALES
---------------------------------------------------------------------------------
MUNICIPAL SECURITIES                                      $1,082,630   $9,209,455
NEW YORK INSURED INTERMEDIATE                              4,505,373    4,279,616

   All securities transactions for Municipal Money were short-term.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                                   MUNICIPAL
                                                                     MONEY
                                                                   PORTFOLIO
                                                                              Period from
                                                                              July 2, 1993
                                                                             (Commencement
                                                                             of Operations)
                                                                                   to
                                                    Year Ended October 31,    October 31,
                                                     1996    1995    1994         1993
                                                    ----------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                           .36%    .36%    .36%         .36%(1)
                                                    ----------------------------------------
    Net Investment Income                             3.21%   3.57%   2.38%        2.20%(1)
                                                    ----------------------------------------
Portfolio Turnover Rate                                 --      --      --           --
                                                    ----------------------------------------
Net Assets, End of Year (in millions)               $132.7  $161.1  $150.5       $181.8
                                                    ----------------------------------------

(1) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                                                                      NEW YORK
                                                                  MUNICIPAL                            INSURED
                                                                 SECURITIES                         INTERMEDIATE
                                                                  PORTFOLIO                           PORTFOLIO
                                                                                                            Period from
                                                                           Period from                      February 1,
                                                                           July 2, 1993                        1994
                                                                          (Commencement                    (Commencement
                                                                          of Operations)                  of Operations)
                                                    Year Ended October          to           Year Ended         to
                                                            31,            October 31,      October 31,     October 31,
                                                    1996   1995   1994         1993         1996   1995        1994
                                                    ---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                          .47%   .46%   .40%         .42%(1)      .93%   .85%        .82%(1)
                                                    ---------------------------------------------------------------------
    Net Investment Income                            4.49%  4.63%  4.47%        4.21%(1)     3.75%  4.05%       3.92%(1)
                                                    ---------------------------------------------------------------------
Portfolio Turnover Rate                                 3%    66%   127%          25%          45%    17%         96%
                                                    ---------------------------------------------------------------------
Net Assets, End of Year (in millions)               $39.0  $44.4  $51.4       $104.3         $9.6  $11.5       $14.8
                                                    ---------------------------------------------------------------------

(1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Municipal Money Portfolio
Neuberger&Berman Municipal Securities Portfolio and
Neuberger&Berman New York Insured Intermediate Portfolio

   We have audited the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, of the Neuberger&Berman Municipal Money Portfolio, Neuberger&Berman Municipal Securities Portfolio, and Neuberger&Berman New York Insured Intermediate Portfolio, three of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
Boston, Massachusetts
December 2, 1996

OTHER INFORMATION

DIRECTORY                               OFFICERS AND TRUSTEES
INVESTMENT MANAGER, ADMINISTRATOR       Stanley Egener
AND DISTRIBUTOR                         CHAIRMAN OF THE BOARD AND TRUSTEE
Neuberger&Berman Management             Theodore P. Giuliano
Incorporated                            PRESIDENT AND TRUSTEE
605 Third Avenue 2nd Floor              John Cannon
New York, NY 10158-0180                 TRUSTEE
800-877-9700                            Charles DeCarlo
Institutional Services 800-366-6264     TRUSTEE
SUB-ADVISER                             Barry Hirsch
Neuberger&Berman, LLC                   TRUSTEE
605 Third Avenue                        Robert A. Kavesh
New York, NY 10158-3698                 TRUSTEE
CUSTODIAN AND SHAREHOLDER               Harold R. Logan
SERVICING AGENT                         TRUSTEE
State Street Bank and Trust Company     William E. Rulon
225 Franklin Street                     TRUSTEE
Boston, MA 02110                        Candace L. Straight
ADDRESS CORRESPONDENCE TO:              TRUSTEE
Neuberger&Berman Funds                  Daniel J. Sullivan
Boston Service Center                   VICE PRESIDENT
P.O. Box 8403                           Michael J. Weiner
Boston, MA 02266-8403                   VICE PRESIDENT
LEGAL COUNSEL                           Richard Russell
Kirkpatrick & Lockhart LLP              TREASURER
1800 Massachusetts Avenue, NW           Claudia A. Brandon
2nd Floor                               SECRETARY
Washington, DC 20036-1800               Barbara DiGiorgio
INDEPENDENT AUDITORS                    ASSISTANT TREASURER
Ernst & Young LLP                       Celeste Wischerth
200 Clarendon Street                    ASSISTANT TREASURER
Boston, MA 02116                        Stacy Cooper-Shugrue
                                        ASSISTANT SECRETARY
                                        C. Carl Randolph
                                        ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman New York Insured Intermediate Fund are registered service marks of Neuberger&Berman Management Inc.
-C- 1996 Neuberger&Berman Management Inc.

NEUBERGER&BERMAN MANAGEMENT INC.-R-

          605 THIRD AVENUE 2ND FLOOR
          NEW YORK, NY 10158-0180
          SHAREHOLDER SERVICES
          800.877.9700
          INSTITUTIONAL SERVICES
          800.366.6264



Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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